Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III-Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses*
	(in millions)
2023	$420.9	$1.9	$15.7	$0.2	$0.4	$0.1	$0.5
2022	$434.9	$2.0	$17.1	$0.3	$1.3	$0.5	$1.0
2021	$628.3	$2.2	$19.2	$0.5	$1.3	$0.2	$0.5
* Includes underwriting, general and administrative expenses.